SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use assets, net	$ 89,456	$ 125,009	$ 182,764
Operating lease liabilities, current	58,964	61,099	58,203
Operating lease liabilities, non-current	30,492	63,910	124,561
Total operating lease liabilities		125,009	182,764
Financing lease right-of-use assets, net	$ 3,330	8,523	46,058
Finance lease liabilities, current			47,244
Total financing lease liabilities			$ 47,244